Derivative Instruments - Derivatives Designated as Hedging Instruments Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) derivative_instrument	Dec. 31, 2017 EUR (€) derivative_instrument	May 31, 2017 USD ($) derivative_instrument	Dec. 31, 2016 USD ($)	Sep. 30, 2011 derivative_instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 48,186,000			$ 4,464,000
Derivatives designated as hedging instruments: | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in income on the ineffective portion of derivative instruments designated as cash flow hedging	0
Fair value of derivative assets	6,046,000			0
Derivative liability, current	0			5,218,000
Derivatives designated as hedging instruments: | Net investment cross currency swaps
Derivatives, Fair Value [Line Items]
Derivative liability, noncurrent	1,451,000			$ 0
Derivatives designated as hedging instruments: | Cash Flow Hedging | Interest rate swaps
Derivatives, Fair Value [Line Items]
Number of interest rate derivatives held (derivative instrument) | derivative_instrument			4		2
Derivative, floor interest rate			1.00%
Derivatives designated as hedging instruments: | Cash Flow Hedging | Interest Rate Swap, Instrument One
Derivatives, Fair Value [Line Items]
Derivative, notional amount			$ 100,000,000
Derivative, fixed interest rate			1.756%
Derivatives designated as hedging instruments: | Cash Flow Hedging | Interest Rate Swap, Instrument Two
Derivatives, Fair Value [Line Items]
Derivative, notional amount			$ 100,000,000
Derivative, fixed interest rate			1.796%
Derivatives designated as hedging instruments: | Cash Flow Hedging | Interest Rate Swap, Instrument Three
Derivatives, Fair Value [Line Items]
Derivative, notional amount			$ 200,000,000
Derivative, fixed interest rate			1.796%
Derivatives designated as hedging instruments: | Cash Flow Hedging | Interest Rate Swap, Instrument Four
Derivatives, Fair Value [Line Items]
Derivative, notional amount			$ 300,000,000
Derivative, fixed interest rate			1.763%
Derivatives designated as hedging instruments: | Net Investment Hedging | Net investment cross currency swaps
Derivatives, Fair Value [Line Items]
Gain or (loss) recognized in income on the ineffective portion of derivative instruments designated as hedging	$ 0
Number of currency derivatives held (derivative instrument) | derivative_instrument	2	2
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument One
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 59,210,000	€ 50,000,000
Implied exchange rate	1.1842	1.1842
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument One | Euro Member Countries, Euro
Derivatives, Fair Value [Line Items]
Swaption interest rate	5.63%	5.63%
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument One | United States of America, Dollars
Derivatives, Fair Value [Line Items]
Swaption interest rate	8.25%	8.25%
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument Two
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 59,360,000	€ 50,000,000
Implied exchange rate	1.1872	1.1872
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument Two | Euro Member Countries, Euro
Derivatives, Fair Value [Line Items]
Swaption interest rate	5.6675%	5.6675%
Derivatives designated as hedging instruments: | Net Investment Hedging | Cross Currency Interest Rate Contract, Instrument Two | United States of America, Dollars
Derivatives, Fair Value [Line Items]
Swaption interest rate	8.25%	8.25%